SEGMENT INFORMATION (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) segment	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Segment Reporting Information
Number of operating segments | segment	2		3
Revenues	$ 1,647,990	$ 1,664,188	$ 7,120,040	$ 3,666,346
Costs and expenses			(6,856,346)	(3,443,897)
Segment operating (loss) income			263,694	222,449
Corporate expenses			(7,882,516)	(14,030,707)
Net loss from continuing operations			(7,618,822)	(13,808,258)
Operating segments | Operations
Segment Reporting Information
Revenues	1,296,229	1,647,459	5,195,000	3,570,909
Costs and expenses	(1,266,727)	(1,616,487)	(5,312,427)	(3,372,174)
Segment operating (loss) income	29,502	30,972	(117,427)	198,735
Operating segments | Cultivation
Segment Reporting Information
Revenues	649,333		2,279,867
Costs and expenses	(797,708)		(1,865,399)
Segment operating (loss) income	(148,375)		414,468
Operating segments | Investments
Segment Reporting Information
Revenues			103,837	95,437
Costs and expenses			(125,000)	(71,723)
Segment operating (loss) income			(21,163)	23,714
Eliminations
Segment Reporting Information
Revenues	(312,044)		(458,664)
Costs and expenses	279,866		446,480
Segment operating (loss) income	(32,178)		(12,184)
Service
Segment Reporting Information
Revenues	423,749	308,386	1,081,291	1,787,863
Product sales
Segment Reporting Information
Revenues	$ 560,436	$ 1,339,073	$ 3,655,045	$ 1,783,046